Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.47

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025100556	XXX	XXX	2	2	1	1	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;	XXX Missing Sufficient Evidence of Insurance - The XXX is written for Actual Cash Value on roofs. XXX guidelines require that all master policies are written to XXX% replacement cost. XXX does not accept XXX insurance on any portion of the XXX. Approved exception in file on page XXX,XXX., Client Comment: Investor Acknowledged Exception	XXX Cannot Reconcile XXX / CD Versioning - XXX dated XXX on page XXX. No XXX in file to coincide with this XXX. - XXX - Recd re-disclosed XXX.

XXX Tax Returns/Transcripts are Insufficient - Missing XXX XXX. Child support was considered in qualifying. Per guidelines, XXX XXX are not required unless also using other sources of income to qualify i.e. XXX. - XXX - Recd XXX XXX. The tax return confirms loss reported due loss from sale of XXX.

XXX Purchase Contract is Deficient - Missing addendum to Purchase Contract adding seller concession of $XXX to match credit on borrower and seller CDs in file.  - XXX - Recd purchase contract addendum adding seller credit.

2025100557	XXX	XXX	1	1	1	1	Verified reserves - XXX mths verified reserves w/a minimum requirement 0f XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX Credit Documentation is Insufficient - Missing documentation to verify the following deposits for B1 that exceed XXX% of the qualifying income:
Deposit XXX $XXX,
Deposit XXX $XXX,
Wire XXX $XXX, - XXX - Deposits are into XXX account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an LOE and must be consistent with the business profile.

Borrowers were qualified under XXX Month Business Bank Statements.

XXX Missing Employment doc (XXX) - Missing verification of XXX credentials.  Letter is not on letterhead and the XXX search of the phone number reflects the individual as a real estate agent and tax relief professional. - XXX - Finding is cleared with the attached XXX verification, current as of XXX.

XXX Income Documentation is Insufficient - Missing documentation to verify the following deposits for XXX that exceed XXX% of the qualifying income:
Deposit XXX $XXX,
Deposit XXX $XXX,
Deposit XXX $XXX,
Deposit XXX $XXX. - XXX - Deposits are into business account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an XXX and must be consistent with the business profile.

Borrowers were qualified under XXX Month Business Bank Statements.

XXX Fraud Alert on Credit Report not addressed - Loan participant list in the drive report did not include the Tax Professional's for XXX or for XXX. - XXX - Recd loan participant analysis with B1/B2 tax preparers included.

2025100555	XXX	XXX	2	2	1	1	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% LTV/CLTV is below XXX% maximum per guidelines.;	XXX Questionable Occupancy - Missing investor acknowledgment for second home occupancy on a property the borrower intends to occupy as a primary residence and rent while traveling.

											Initial Application (pg. XXX) says Investment. Interim Application (pg. XXX) says Primary. Final Application (pg. XXX) says Second Home. Mortgage has a XXX. XXX from borrower on page XXX and XXX both says correct occupancy is primary. Also, appraisal includes rental comparables. Letter of explanation, p XXX, in file states the variance due to borrower wanting to rent out the property while traveling which is not permitted on primary, so loan officer switched to investment property. No explanation was provided as to why it was switched to second home. Borrower currently lives rent free with son., Client Comment: Investor Acknowledged Exception.
2025100554	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified housing payment history - Borrower has XXX months of verified mortgage history paid XXX since XXX.;	XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing XXX for increase in Loan Discount on CD signed at closing (pg. XXX). Lender added General Credit of $XXX, which does not offset fee increase of $XXX. - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX- XXX for increase in Loan Discount fee provided. Finding cleared.

XXX XXX Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with XXX of XXX and any implementing regulations. Appraisal does not meet XXX for XXX Appraisals.  - XXX Revised appraisal with XXX verbiage received.

XXX Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Acknowledgment of Fair Market Value is not signed by lender (pg. XXX). - XXX - XXX signed by the lender provided. Finding cleared.

2025100552	XXX	XXX	1	1	1	1	Verified employment history - Borrower have been self employed owners of XXX for XXX years.; Low DTI - Low DTI of XXX%.;	XXX Missing XXX - Missing evidence of delivery of the XXX to the borrower(s). - XXX Evidence of delivery of the XXX received.

XXX Fraud report alerts have not been addressed - Missing documentation used to clear high fraud alets for possible match found on XXX for XXX XXX and Possible match on XXX for XXX, page XXX. - XXX XXX and XXX search received.

2025100551	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years.;
2025100547	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified employment history - Borrower has been employed with XXX for XXX months as XXX and has been in this same line of work for XXX years, formerly with XXX.;
2025100553	XXX	XXX	1	1	1	1	Verified housing payment history - XXX months of mortgage history paid XXX on XXX since XXX.; Verified employment history - Borrower has been self employed owner of XXX for XXX years.;	XXX - Schedule B Exception - Preliminary title, Schedule B Part I #XXX reflects judgments/liens against the borrower (proposed insured). Missing evidence that liens/judgments have been satisfied or copy of XXX to verify that they do not appear as a subordinate item on Schedule B-Part XXX. - XXX Recd from lender: Affidavit Non-Identity recorded XXX received. Affidavit verified judgments on title are do not belong to the borrower.

XXX Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed   - Possible missing XXX. CD's reflect down payment from XXX as $XXX. Most current XXX dated XXX pg XXX reflects down payment of $XXX. If there was any interim disclosures please provide with applicable XXX. - The Down Payment disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure.  The Did this Change indicator should reflect that the amount has not changed. - XXX XXX and XXX XXX received.  Calculating cash to close table updated.  No interim disclosure issued.  Per XXX XXX calculating cash to close table is out of scope.

2025100546	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;
2025100550	XXX	XXX	1	1	1	1				Verified reserves - Reserves required XXX months or $XXX, reserves verified XXX months or $XXX; Low DTI - DTI XXX%, up to XXX% acceptable;
2025100548	XXX	XXX	2	1	2	2	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Low DTI - Low DTI of XXX%.;	XXX Non-Warrantable XXX - Guidelines require maximum XXX% insurance deductible. XXX reflects $XXX/unit deductible which exceeds XXX% guideline: $XXX*XXX units = $XXX/XXX = XXX%. Investor Approved Exception prior to closing (pg XXX)., Client Comment: Investor Acknowledged Exception

XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD issued XXX increasing the HOA questionaire from $XXX to $XXX page XXX. - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: HOA Questionnaire Fee . Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v))., Client Comment: XXX/XXX - Recd PCCD, copy of refund check $XXX, cover letter, and courier tracking receipt to evidence delivery to borrower within XXX days of consummation.	XXX Insufficient verified reserves - XXX months reserves required, XXX mths verified, short XXX mths. - XXX - XXX set in error, reference matrix note XXX - XXX months reserves with max loan amount $XXX and max LTV XXX%.

XXX Missing Sales Contract - Missing copy of executed purchase agreement.  Subject transaction is a XXX Non-Arms Length transaction. - XXX Cleared per lender response: The transaction is XXX between family members, XXX and XXX. The Sale XXX Instructions document is the purchase contract (page XXX). Terms of sale are reflected on page XXX, and document is signed by the borrower and seller. Note that the document dates back to XXX. No other sales contract exists as confirmed by XXX.

2025100549	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.;
2025100540	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max Allowed.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;
2025100545	XXX	XXX	1	1	1	1	Verified credit history - FICO XXX, minimum required XXX; Established credit history - Credit report reflects tradelines dating back to XXX with no reported default.;	XXX Appraisal Discrepancy - Photos in the appraisal are over-exposed and unable to be reviewed (XXX), this appears to be a formatting issue rather than an issue with the original appraisal. Missing appraisal copy including legible photos. - XXX XXX Legible copy of appraisal received.

2025100544	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;
2025100543	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.;
2025100542	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - XXX and XXX have been self employed owners of their businesses for XXX and XXX years respectively.;
2025100541	XXX	XXX	1	1	1	1				Verified reserves - XXX+ months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed for XXX years.;
2025100538	XXX	XXX	1	1	1	1				Low DTI - Low DTI of XXX%.; Income verified was not used in qualifying - Borrower earns bonus income that was verified but not used in qualification.;
2025100537	XXX	XXX	1	1	1	1	Verified housing payment history - Credit report reflects one open XXX satisfactorily rated XXX months.; Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.; Verified reserves - XXX+ Months Verified PITIA Reserves > XXX Months Required.;	XXXIncome Documentation is Insufficient - Missing B1 XXX to support qualifying income of $XXX. - XXX Finding is cleared with the attached award letter XXX. Review used most recent benefit from bank statements.

XXX Back-end Ratio exception (DTI) - Review DTI XXX% > XXX% Max, variance due to asset utilization income calculation discrepancy.

B1 Qualifying $XXX / Review $XXX

XXX (pg XXX)
Cash $XXX
Stock $XXX

XXX (pg XXX)
Stock $XXX

XXX (pg XXX)
Alt Inv $XXX

Empower XXX (pg XXX)
Vested $XXX

 - XXX Agree, exception re-reviewed and cleared. Vested balance confirmed $XXX decreasing DTI < XXX%.

XXX Missing Verification of Liability (Contingent or Otherwise) - Missing credit supplement evidencing that the existing auto lease with one payment remaining has been paid and closed (pg XXX). Also missing letter of explanation from the borrower that the new auto loan opened XXX replaced the lease, and no other vehicles were to be obtained and financed. DTI > XXX% with the lease payment included.

--Per XXX, Lease payments must be considered as recurring monthly debt obligations regardless of the number of months remaining on the lease. This is because the expiration of a lease agreement for rental housing or an automobile typically leads to either a new lease agreement, the buyout of the existing lease, or the purchase of a new vehicle or house. -XXX Finding cleared.  Evidence to support the lease was turned in XXX XXX XXX documented. The lease agreement supports XXX XXX XXX as the maturity date and the reported $XXX payment represents a “disposition fee” and not the true monthly payment of $XXX.  Evidence of a newly acquired auto loan that was originated the same month and is reflected in the borrowers liabilities already.

2025100539	XXX	XXX	1	1	1	1				Verified housing payment history - XXX+ months of mortgage history paid XXX since XXX.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;